Subordinated indebtedness	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Subordinated indebtedness
Note 8. Subordinated indebtedness
On January 31, 2025, we redeemed all US$38 million of our Floating Rate Subordinated Capital Debentures due 2084.

On February 28, 2025, we redeemed all
US$10
million of our Floating Rate Subordinated Capital Debentures due 2085.
On April 2, 2025, we
issued
$1.25 billion principal amount of 4.15% Debentures due April 2, 2035. The Debentures bear interest at a fixed rate of 4.15% per annum (paid semi-annually) until April 2, 2030, and at Daily Compounded Canadian Overnight Repo Rate Average (CORRA) plus 1.72% per annum (paid quarterly) thereafter until maturity on April 2, 2035.